Note 17 Other Intangible Assets (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 1,620	€ 1,568
Computer software [member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	1,595	1,535
Intangible assets with indefinite useful life [Member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	9	8
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 16	€ 25